Derivative Financial Instruments	12 Months Ended
Dec. 31, 2023
Derivative Financial Instruments
Derivative Financial Instruments

Derivative Financial Instruments

Hedge accounting

The Group uses forward exchange contracts, including options (collars), and interest rate swap contracts to hedge currency risks and interest risk regarding highly probable future cash flows and designates them as cash flow hedges subject to meeting the criteria for application of cash flow hedging.

The hedging ratios are determined as the notional value of the instrument divided by the notional value of the hedge item. The Group seeks to establish hedge relationships with a hedging ratio of 1:1. Due to the nature of the hedge items risk, this will be possible by either designating a proportion of the hedge instrument or the hedge notional value being equal or lower of the hedge items notional value. The main score of ineffectiveness arises from the timing of the delivery of the vessels. The delivery of the vessels will expose the Group to several market risks, related to foreign currency risks and interest rate risk. The fair value adjustment of the derivatives is recognised in other comprehensive income until the hedged items are realised.

The table below shows the movement in the reserve for cash flow for hedging, listed by the hedged risk.

EUR’000	2023	2022
Fair Value change of Cash flow hedges
Cumulative fair value change at 1 January	1,343	—
Fair value adjustment at year-end, net	(18,505)	905
Interest recycled at year-end, net	(776)	438
Time value adjustment at year-end, net	(3,621)	—
Cumulative fair value change at 31 December	(21,559)	1,343
The fair value of cash flow hedges at 31 December can be specified as follows:
Interest rate risk hedging	(11,790)	3,163
Foreign currency risk hedging	(6,148)	(1,820)
Foreign currency risk hedging - time value	(3,621)	—
Cumulative fair value change at 31 December	(21,559)	1,343

Interest rate risk

In 2022 the Group entered into a Senior Secured Green EURIBOR based revolving credit facility (RCF) with a 0 bps floor which led the Group to be exposed to changes in the 3M EURIBOR rate with respect of their current funding. Further the group obtained an indicative term sheet for the financing of the P-class vessels acquired from COSCO SHIPPING Heavy Industry and planned to be delivered in the period of 2024 to 2025. The group intended to enter these loans as the main source of future funding and considered the risk of changes to EURIBOR based interest payments in 2022 and coming years.

On 5 October 2022, the Group entered into interest rate swap contracts with DNB which relate to the Debt Facility and future loans thereunder. The interest rate risk arising from the loans under the Debt Facility have been swapped from 3-month EURIBOR to a fixed rate until 5 October 2027. The average fixed rate of the swaps is 2.81% (2022: 2.82%). Such interest rate swap contracts have been replaced by new contracts in connection with the New Debt Facility.

In connection with the Business Combination, on 7 December 2023 the Group entered into the New Debt Facility, a new senior secured credit and guarantee facility of up to EUR 550 million. The New Debt Facility has similar terms and conditions as the Debt Facility.

Further, on 23 December 2023, the Group entered into a Sinosure-backed green term loan facility (EUR 425 million). The Group entered these loans as the main source to finance the purchase of the P-Class newbuilds.

The Group entered into interest rate swap contracts with the Group’s main bank and related these to the New Debt Facility and the future loans. The interest rate risk arising from the loans have been partially swapped from 3M EURIBOR to a fixed rate. The new credit facilities expand the exposure of the Group to changes in the 3M EURIBOR rate.

The economic relationship is established as a match of critical terms between the hedge item and hedge instrument. The group has assessed the following terms when entered into the hedge relationship:

–	Instalments on the facilities.
–	Payment date of interest and instalment.
–	Timing difference in the maturity of the hedge item and hedge instrument.

The expected causes of hedging ineffectiveness relate to:

–	Changes to the expected date of delivery of the vessels.
–	3M EURIBOR rate falling below 0%.

The below table shows the profile of the nominal amount of the interest rate swaps and the fair values.

	Less than 1	Between 1	Between 2	Fair value EUR’000
Notional amount EUR’000	year	and 2 years	and 5 years	Asset	Liability
2023
Interest rate Swap – EURIBOR 3M	—	—	555,000	—	(11,790)
2022
Interest rate Swap – EURIBOR 3M	—	—	469,375	3,451	(288)

More details can be found in Note 26 with regards of the current debt facilities of the Group related to the interest rate swaps.

EUR’000	2023	2022
Movements in the hedging reserve
Beginning of year	3,163	—
Fair value adjustment for the year	(14,177)	2,725
Interest recycled for the year	(776)	438
End of year	(11,790)	3,163

Foreign currency risk hedging

In 2021, the Group entered into a binding contract for the construction of two P-class vessels from COSCO. The contracts are partly settled in USD. USD payments will be due in 2024 and 2025.

The currency exposure arising from the contracts has been swapped to EUR at the Company’s banks at an average USD:EUR rate of 0.9187 for both 2023 and 2022.

In 2022, the Company signed additional contracts with COSCO SHIPPING Heavy Industry to build a total of two new A-class foundation installation vessel. The Company is exposed to change in foreign exchange currency risk on their contractual obligation to acquire the A-class vessels due to the last instalment being in USD. The last instalment shall be payable upon delivery of the vessel.

The exposure to the variability in the future currency rate has been hedged by entering into six zero cost collar contracts with DNB, securing an average USD:EUR rate of between 0.8695 and 0.9466 for USD 300 million of notional amount, bringing the total coverage to USD 500 million. As of 31 December 2023, the total coverage effectively mitigates around 50% of its foreign exchange risk for the upcoming USD instalments for the new P- and A-class vessels contracts.

The economic relationship is established as a match of critical terms between the hedge item and hedge instrument. The Group has assessed the following terms when entered the hedge relationship:

–	Payment date of instalment in foreign currency.
–	Maturity of the hedged item and hedged instruments (forward contract and option collars).

The expected causes of hedging ineffectiveness relate to changes to the expected date of delivery of the vessel. The below table shows the profile of the nominal amount of the foreign currency forward contracts and option collars and the fair values.

	Less than 1	Between 1	Between 2	Fair value EUR’000
Notional amount USD’000	year	and 2 years	and 5 years	Asset	Liability
2023
FX forward contracts	150,000	50,000	—	—	(5,338)
Option collars	—	250,000	50,000	—	(4,431)
2022
FX forward contracts	—	200,000	—	—	(1,820)
Option collars	—	—	—	—	—

EUR’000	2023	2022
Movements in the hedging reserve
Beginning of year	(1,820)	—
Fair value adjustment for the year - FX forward contracts	(3,518)	(1,820)
Fair value adjustment for the year - Option collars	(810)	—
Time value adjustment for the year	(3,621)	—
End of year	(9,769)	(1,820)